Schedule 1	12 Months Ended
Dec. 31, 2024
Schedule 1 [Abstract]
SCHEDULE 1

SCHEDULE 1-CONDENSED BALANCE SHEETS

(PARENT COMPANY ONLY)

(Amounts in thousands except for number of shares and per share data)

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Assets:
Cash and cash equivalents	379,960	222,236	30,446
Amounts due from subsidiaries and VIEs	1,493,650	1,446,536	198,175
Other receivables	8,586	4,916	673
Investments in subsidiaries and VIEs	1,793,397	2,127,412	291,454
Total assets	3,675,593	3,801,100	520,748
Liabilities:
Accrued expenses and other liabilities	157,695	199,323	27,307
Amounts due to subsidiaries and VIEs	—	—	—
Total liabilities	157,695	199,323	27,307
Shareholders’ Equity:
Class A ordinary shares (US$0.00001 par value; 4,600,000,000 shares authorized 174,304,260 and 174,304,260 shares issued and outstanding as of December 31, 2023 and 2024)	1	1	—
Class B ordinary shares (US$0.00001 par value; 200,000,000 shares authorized; 61,162,400 shares issued and outstanding as of December 31, 2023 and 2024)	1	1	—
Additional paid-in capital	5,713,935	5,712,976	782,674
Deficit	(2,361,048)	(2,311,064)	(316,615)
Accumulated other comprehensive income	165,009	199,863	27,382
Total shareholders’ equity	3,517,898	3,601,777	493,441
Total liabilities and shareholders’ equity	3,675,593	3,801,100	520,748

SCHEDULE 1-CONDENSED STATEMENTS OF OPERATIONS
(PARENT COMPANY ONLY)

(Amounts in thousands except for number of shares and per share data)

	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2024
	RMB	RMB	RMB	US$
Equity in (loss) income of subsidiaries and VIEs	(540,947)	(184,091)	60,237	8,253
Operating costs and expenses	(54,329)	25,212	(33,909)	(4,646)
Provision for contract assets and receivables	—	—	—	—
Interest income	535	18,689	23,656	3,241
Net (loss) income	(594,741)	(140,190)	49,984	6,848
Earnings (loss) per share
Basic	(2.55)	(0.60)	0.21	0.03
Diluted	(2.55)	(0.60)	0.21	0.03
Weighted Average Shares Outstanding
Basic	233,237,695	235,499,660	235,499,660	235,499,660
Diluted	233,237,695	235,499,660	235,904,267	235,904,267
Earnings per ADS(1 ADS equals 20 Class A ordinary shares)
Basic	(51.00)	(11.91)	4.24	0.58
Diluted	(51.00)	(11.91)	4.24	0.58

SCHEDULE 1 - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(PARENT COMPANY ONLY)

(Amounts in thousands except for number of shares and per share data)

	Year ended December 31,	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net income (loss)	(594,741)	(140,190)	49,984	6,848
Other comprehensive income
Foreign currency translation adjustments	146,098	74,021	34,854	4,775
Comprehensive Income (Loss)	(448,643)	(66,169)	84,838	11,623

SCHEDULE 1 - CONDENSED STATEMENTS of CASH FLOW
(PARENT COMPANY ONLY)

(Amounts in thousands except for number of shares and per share data)

	Year ended December 31,	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net income (loss)	(594,741)	(140,190)	49,984	6,848
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in earnings (loss) of subsidiaries and VIEs	528,114	184,091	(60,237)	(8,253)
Share-based compensation expense	5,459	(72,133)	(959)	(131)
Changes in operating assets and liabilities:
Other receivables	1,912	(8,586)	3,670	503
Prepaid expenses and other assets	1,993	—	—	—
Accrued expense and other liabilities	(178,424)	45,311	41,629	5,703
Amounts due to subsidiaries and VIEs	(38)	—	—	—
Amounts due from subsidiaries and VIEs	(76,344)	(48,780)	47,114	6,455
Net cash provided by (used in) operating activities	(312,069)	(40,287)	81,201	11,125
Cash Flows from Investing Activities:
Disposal of long-term investments	99,465	(2,765)	—	—
Purchase of marketable securities	—	—	(325,561)	(44,602)
Net cash provided by (used in) investing activities	99,465	(2,765)	(325,561)	(44,602)
Cash Flows from Financing Activities:
Proceeds from exercise of share options	—	—	—	—
Net cash provided by financing activities	—	—	—	—
Effect of exchange rate changes	41,845	24,798	86,636	11,869
Net increase (decrease) in cash and cash equivalents	(170,759)	(18,254)	(157,724)	(21,608)
Cash and cash equivalents at beginning of year	568,973	398,214	379,960	52,054
Cash and cash equivalents at end of year	398,214	379,960	222,236	30,446

SCHEDULE 1— NOTES TO CONDENSED FINANCIAL
INFORMATION OF PARENT COMPANY
(PARENT COMPANY ONLY)

1.	Schedule I has been provided pursuant to the requirements of Rule 12-04 and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.	The condensed financial information of 9F Inc. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, VIEs and the VIEs subsidiaries.

3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Group. No dividends were paid by the Group’s subsidiaries and VIEs to the parent company in 2022, 2023 and 2024

4.	As of December 31, 2024, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Group, except for those which have been separately disclosed in the Consolidated Financial Statements, if any.